INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of current and deferred component of income tax expenses (benefits) which were substantially attributable to the Company's PRC subsidiaries and VIE and VIE's subsidiaries
	Years ended December 31,
	2012	2013	2014

Current income tax expense	$7	$1,019	$1,620
Deferred income tax expense (benefit)	1,377	(4,999)	4,897
Total income tax expense (benefits)	$1,384	$(3,980)	$6,517

Schedule of principal components of the deferred tax assets and liabilities
	As of December 31,
	2013	2014

Current deferred tax assets
Provision for doubtful accounts	$484	$1,583
Accrued payroll and welfare	1,763	1,474
Accrued liabilities-current	1,894	1,551
Impairment of intangible assets	52	272
Less valuation allowance	(3,565)	(4,880)
Current deferred tax assets, net	$628	$-
Non-current deferred tax assets
Accrued liabilities-non-current	$56	$5
Excessive advertising fee-non-current	791	1,304
Excessive employee education fee-non-current	-	74
Net operating loss carry forwards	42,606	54,577
Less valuation allowance	(35,855)	(55,960)
Non-current deferred tax assets, net	$7,598	$-
Non-current deferred tax liabilities
Intangible assets	$(6,489)	$-
Non-current deferred tax liabilities	$(6,489)	$-

Schedule of reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
	Years ended December 31,
	2012	2013	2014

Income (loss) before provision of income tax	$(23,005)	$(53,253)	$(9,093)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(5,751)	(13,313)	(2,273)
Taxable deemed interest income from inter-company interest-free loans	1,864	4,427	6,276
Non-deductible loss and other expenses not deductible for tax purposes	8,526	2,887	582
Effect of income tax exemption of the Company in the Cayman Islands	(5,060)	(3,911)	(18,293)
Effect of tax holidays	(9,846)	(4,718)	(1,707)
Changes in valuation allowance	11,651	10,648	21,932
Income tax expense (benefits)	$1,384	$(3,980)	$6,517

Schedule of income taxes provision and net income (loss) per share, if the tax exemption granted to the Group's subsidiaries, VIEs and VIEs' subsidiaries, since 2009 had not been available
	Years ended December 31,
	2012	2013	2014

Provision for income taxes	$11,230	$738	$8,224

Net income (loss) per ordinary share from continuing operations attributable to Renren Inc. shareholders
- basic	$(0.04)	$(0.03)	$0.03
- diluted	$(0.04)	$(0.03)	$0.03